U.S. GLOBAL ACCOLADE FUNDS

                               BONNEL GROWTH FUND
                                 MEGATRENDS FUND
                       ADRIAN DAY GLOBAL OPPORTUNITY FUND
                          REGENT EASTERN EUROPEAN FUND

                          September 3, 1998, supplement
            the prospectuses listed above and dated February 2, 1998

--------------------------------------------------------------------------------

Insert the following in the section entitled, "MANAGEMENT OF THE FUND":

       PRINCIPAL DISTRIBUTOR

       U.S. Global Brokerage, Inc., a subsidiary of the adviser, has agreed to market the fund and distribute shares through selling brokers, financial planners and other financial representatives beginning September 3, 1998.

Insert the following on the last page:

                                   DISTRIBUTOR
                           U.S. Global Brokerage, Inc.
                               7900 Callaghan Road
                              San Antonio, TX 78229


================================================================================
             BONNEL GROWTH FUND STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS

                               BONNEL GROWTH FUND
                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus ("Prospectus") dated February 2, 1998, as amended September 3, 1998, which you may request from U. S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is February 2, 1998, as amended September 3, 1998.

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3

RISK FACTORS................................................................5

PUT AND CALL OPTIONS........................................................5

PORTFOLIO TURNOVER..........................................................6

PORTFOLIO TRANSACTIONS......................................................6

MANAGEMENT OF THE FUND......................................................6

PRINCIPAL HOLDERS OF SECURITIES.............................................8

INVESTMENT ADVISORY SERVICES................................................8

TRANSFER AGENCY AND OTHER SERVICES..........................................9

DISTRIBUTION PLAN..........................................................10

CERTAIN PURCHASES OF SHARES OF THE FUND....................................10

ADDITIONAL INFORMATION ON REDEMPTIONS......................................11

CALCULATION OF PERFORMANCE DATA............................................11

TAX STATUS.................................................................12

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR...............................13

INDEPENDENT ACCOUNTANTS ...................................................13

FINANCIAL STATEMENTS.......................................................13

Statement of Additional Information - Bonnel Growth Fund
Page 2
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                               GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and a business trust organized under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities ("portfolio").

The assets received by the Trust from the issue or sale of shares of the fund and all income, earnings, profits and proceeds, subject only to the rights of creditors, are separately allocated to the appropriate fund in the Trust. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts and are to be charged with the expenses with respect to such fund. Any general expenses of the Trust not readily identifiable as belonging to a particular fund will be allocated as directed by the Board of Trustees in the manner the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

As described under THE TRUST in the prospectus, the Trust's Master Trust Agreement provides that no annual or regular meeting of shareholders is required. However, the Trust has a staggered Board with terms such that at least 25% of the Trustees expire every three years. The Trustees serve in that capacity for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter that does not affect their fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the fund's investment objectives and policies discussed in the fund's prospectus.

INVESTMENT RESTRICTIONS. Neither the investment objective nor the investment policy of Bonnel Growth Fund is a fundamental policy, and they may be changed by the Board of Trustees without shareholder approval. The shareholders will be notified in writing at least 30 days prior to any material change to either the fund's investment objective or its investment policy.

Under normal market conditions, the fund will have at least 80% of the value of its total assets in common stocks and securities convertible into common stocks. The remainder of the portfolio may be invested in money market instruments; for temporary defensive purposes, the fund may invest up to 100% of its assets in money market instruments. The fund may invest in common stocks and other equity securities of foreign issuers but only if they are listed on a domestic or foreign exchange, quoted on NASDAQ or traded on the domestic or foreign over-the-counter market. No more than 25% of the value of the fund's total net assets will be invested in such foreign securities.

Statement of Additional Information - Bonnel Growth Fund
Page 3
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Bonnel Growth Fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of that fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of that fund are represented either in person or by proxy, or
(2) more than 50% of that fund's outstanding shares.

THE FUND MAY NOT:

  1. Issue senior securities.

  2. Borrow money, except that the fund may not borrow more than 5% of its total assets from banks as a temporary measure for extraordinary purposes, and may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions, provided, however, that the fund will not purchase additional securities while borrowings exceed 5% of the total assets of the fund.

  3. Underwrite the securities of other issuers.

  4. Invest in real estate.

  5. Engage in the purchase or sale of commodities or commodity futures contracts, except that the fund may invest in futures contracts and options thereon on equity securities indexes in conformance with rules and regulations issued by the Securities and Exchange Commission.

  6. Lend its assets, except that the fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any fund may lend portfolio securities with an aggregate market value of not more than one-third of such fund's total net assets. (Accounts receivable for shares purchased by telephone will not be deemed loans.)

  7. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

  8. Make short sales.

  9. Invest more than 15% of its total assets in illiquid securities, including securities that are subject to legal or contractual restrictions on resale.

 10. Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the fund relies on the Standard Industrial Classification as complied by Standard & Poor's Compustat Services, Inc. as in effect from time to time.

 11. With respect to 75% of its total assets the fund will not: (a) invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation will not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

 12. Invest more than 10% of its total net assets in open-end investment companies. To the extent that the fund will invest in open-end investment companies, the fund's advisor and sub-advisor will waive a proportional amount of their management fees.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

Statement of Additional Information - Bonnel Growth Fund
Page 4
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                                  RISK FACTORS

The following are among the most significant risks associated with an investment in the fund.

EQUITY PRICE FLUCTUATION. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments which could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. Overall, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealer, and issuers than in the United States.

The fund may invest up to 5% of its total assets in countries considered by the Adviser to represent emerging markets. The Adviser decides by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Currently, the Adviser considers the following countries to be among the emerging markets: Malaysia, Mexico, Hong Kong, Greece, Portugal, Turkey, Argentina, Brazil, Indonesia, Philippines, Singapore, Thailand, and China.

                              PUT AND CALL OPTIONS

SELLING (OR WRITING) COVERED CALL OPTIONS. The fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, called the strike price. If the price of the hedged security falls or remains below the strike price, the fund will not be asked to deliver the security; and the fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the fund for writing the option. If the security owned by the fund appreciates above the options strike price, the fund will generally be called upon to deliver the security, which will prevent the fund from receiving the benefit of any price appreciation above the strike price.

BUYING CALL OPTIONS. The fund may establish an anticipatory hedge by purchasing call options on securities that the fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. When establishing an anticipatory hedge, the fund will deposit cash or cash equivalents into a segregated account equal to the call option's exercise price. The fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A fund will realize a loss equal to all or a part of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

PUT OPTIONS. The fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. The fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount greater than the premium paid. The fund

Statement of Additional Information - Bonnel Growth Fund
Page 5
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will realize a loss equal to all or a part of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS. The fund may dispose of an option written by the fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will terminate the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. The fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

INDEX OPTIONS. The fund may purchase and sell call options and purchase put options on stock indices to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

LIMITATIONS. The fund will purchase and sell only options listed on a securities exchange. The fund will not purchase any option if, immediately afterwards, the aggregate market value of all outstanding options purchased and written by the fund would exceed 5% of the fund's total assets. The fund will not write any call options if, immediately afterwards, the aggregate value of the fund's securities subject to outstanding call options would exceed 25% of the value of the fund's total assets.

                               PORTFOLIO TURNOVER

The fund's management buys and sell securities for the fund to accomplish investment objectives. The fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the fund is known as "portfolio turnover." High portfolio turnover may cause the fund to pay higher transaction expenses, including more commissions and markups, and may also result in quicker recognition of capital gains, resulting in more capital gains distributions that may be taxable to shareholders. Any short-term gain realized on securities will be taxed to shareholders as ordinary income. See TAX STATUS.

                             PORTFOLIO TRANSACTIONS

For the fiscal periods shown below, the fund paid brokerage fees as follows:

                    FISCAL PERIOD                 BROKERAGE FEES
     ------------------------------------------   --------------
     October 1 through  October 31, 1997             $169,743
     Year ended September 30, 1997                   $778,403
     Year ended September 30, 1996                   $613,522
     October 17, 1994 (initial public offering)
        through September 30, 1995                    $99,587

For a fuller discussion of the fund's portfolio trading practices see PORTFOLIO TRANSACTIONS in the prospectus.

                             MANAGEMENT OF THE FUND

The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

Statement of Additional Information - Bonnel Growth Fund
Page 6
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NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Richard E. Hughs      Trustee          Professor  at the School of  Business  of
11 Dennin Drive                        the  State  University  of  New  York  at
Menands, NY 12204                      Albany from 1990 to present; Dean, School
                                       of  Business  1990-1994;  Director of the
                                       Institute for the  Advancement  of Health
                                       Care   Management,    1994   -   present.
                                       Corporate Vice President,  Sierra Pacific
                                       Resources,  Reno, NV, 1985-1990. Dean and
                                       Professor,     College    of     Business
                                       Administration,   University  of  Nevada,
                                       Reno,  1977-1985.  Associate Dean,  Stern
                                       School of Business,  New York University,
                                       New York City, 1970-1977.

Clark R. Mandigo      Trustee          Business consultant since 1991. From 1985
1250 N.E. Loop 410                     to  1991,   President,   Chief  Executive
Suite 900                              Officer, and Director of Intelogic Trace,
San Antonio, Texas                     Inc., a nationwide  company  which sells,
78209                                  leases  and   maintains   computers   and
                                       telecommunications systems and equipment.
                                       Prior to 1985, President of BHP Petroleum
                                       (Americas),   Ltd.,   an  oil   and   gas
                                       exploration  and   development   company.
                                       Director of Palmer  Wireless,  Inc., Lone
                                       Star   Steakhouse  &  Saloon,   Inc.  and
                                       Physician    Corporation    of   America.
                                       Formerly   a   Director   of    Datapoint
                                       Corporation.  Trustee  for  Pauze/Swanson
                                       United Services Funds from November 1993 to February 1996.

Frank E. Holmes (1)   Trustee,         Chairman  of the Board of  Directors  and
                      President,       Chief  Executive  Officer of the Adviser.
                      Chief            Since  October 1989 Mr. Holmes has served
                      Executive        and   continues   to  serve  in   various
                      Officer          positions    with   the   Adviser,    its
                                       subsidiaries and the investment companies
                                       it   sponsors.   Director   of   Franc-Or
                                       Resource  Corp.  from  November  1994  to
                                       November  1996.   Director  of  Adventure
                                       Capital Limited from January 1996 to July
                                       1997 and  Director of Vedron  Gold,  Inc.
                                       from August 1996 to March 1997.  Director
                                       of 71316  Ontario,  Inc. since April 1987
                                       and of F. E.  Holmes  Organization,  Inc.
                                       since July  1978.  Director  of  Marleau,
                                       Lemire Inc.  from January 1995 to January
                                       1996. Director of United Services Canada,
                                       Inc.   since   February  1995  and  Chief
                                       Executive Officer from February to August
                                       1995.

Susan B. McGee        Executive Vice   Executive   Vice   President,   Corporate
                      President,       Secretary  and  General  Counsel  of  the
                      Secretary,       Adviser.  Since  September 1992 Ms. McGee
                      General          has  served  and  continues  to  serve in
                      Counsel          various  positions with the Adviser,  its
                                       subsidiaries,    and    the    investment
                                       companies it sponsors.  Before  September
                                       1992  Ms.  McGee  was a  student  at  St.
                                       Mary's Law School.

David J. Clark        Treasurer        Chief Financial Officer,  Chief Operating
                                       Officer  of the  Adviser.  Since May 1997
                                       Mr.  Clark has  served and  continues  to
                                       serve  in  various   positions  with  the
                                       Adviser and the  investment  companies it
                                       sponsors.  Foreign  Service  Officer with
                                       U.S. Agency for International Development
                                       in the U.S.  Embassy,  Bonn, West Germany
                                       from   May  1992  to  May   1997.   Audit
                                       Supervisor for University of Texas Health
                                       Science  Center  from April 1991 to April
                                       1992.  Auditor-in-Charge for Texaco, Inc.
                                       from August 1987 to June 1990.

------------------------------------
(1) This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

Statement of Additional Information - Bonnel Growth Fund
Page 7

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                         PRINCIPAL HOLDERS OF SECURITIES

As of January 21, 1998, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. The fund is aware of the following person(s) owning of record, or beneficially, more than 5% of the outstanding shares of the fund as of January 21, 1998.

          NAME & ADDRESS OF OWNER      % OWNED   TYPE OF OWNERSHIP
          --------------------------   -------   -----------------
          Charles Schwab & Co., Inc.   11.83%        Record(1)
          101 Montgomery Street
          San Francisco, CA 94104

          (1) Charles Schwab & Co, Inc., broker-dealer, has advised that no individual client owns more than 5% of the Fund.

                          INVESTMENT ADVISORY SERVICES

The investment adviser to the funds is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994. Frank
E. Holmes, Chief Executive Officer and a Director of the Adviser, and Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

The Trust pays all other expenses for its operations and activities. The fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with Bonnel, Inc. ("Sub- Adviser"). In connection with such services, the Adviser pays the Sub-Adviser a minimum sub-advisory fee of $150,000 per year. When the fund's assets exceed $30 million, the Adviser and the Sub-Adviser will share the management fee equally; except that the Sub-Adviser's fee will be subject to downward adjustments for: 1) the Adviser's incurred costs and expenses of marketing the fund that exceed the 0.25% 12b-1 fee charged to the fund for such marketing purposes; 2) for any monies previously received as a result of the minimum sub-advisory fee set forth above and paid by the Adviser or the Trust before the Securities and Exchange
Commission declared the fund's registration statement effective; 3) the unrecovered costs of organizing the fund up to $40,000 (the Adviser will be responsible for bearing costs of organization of the fund greater than $40,000); and (4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the fund exceed the cap, and the Adviser is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Adviser through such downward adjustments. The fund is not responsible for the Sub-Adviser's fee.

Statement of Additional Information - Bonnel Growth Fund

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and will be submitted for approval by shareholders of the fund at the initial meeting of shareholders. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act of 1940 ["Act"]) or by the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

The Adviser provides investment advice to a variety of clients, including other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a way that in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser employs professional staffs of portfolio managers who draw upon a variety of resources, for research information for the clients.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the funds and the Trust under the Advisory Agreement, the Adviser, through its subsidiary United Shareholder Services, Inc. ("USSI"), provides transfer agent services pursuant to the Transfer Agency Agreement as described in the fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. Also, lockbox and statement printing services are provided by USSI. For the year ended September 30, 1997, and the period from October 1 through October 31, 1997, the fund paid USSI a total of $222,592 and $20,624, respectively, for transfer agency, lockbox, and printing fees. The Board of Trustees recently approved the Transfer Agency and related agreements through March 8, 1998.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility. Daily net asset value is calculated as described in the fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. For the year ended September 30, 1997, and the period from October 1 through October 31, 1997, the fund paid USSI a total of $59,632 and $6,011, respectively, for portfolio accounting services.

Statement of Additional Information - Bonnel Growth Fund

A&B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A&B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described under SERVICE FEE in the prospectus, in September 1994, the fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets annually. For the year ended September 30, 1997, and the period from October 1 through October 31, 1997, the fund paid a total of $242,710 and $25,913, respectively, in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the 12b-1 Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.

Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated anytime by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.

The fund is unaware of any Trustee or any interested person of the fund who had a direct or indirect financial interest in the operations of the Distribution Plan.

The fund expects that the Distribution Plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing fund shareholders. Shareholders of the fund will benefit from these personal services, and the fund expects to benefit from economies of scale as it attracts more shareholders.


Beginning September 3, 1998, U.S. Global Brokerage, Inc., a subsidiary of the adviser, has agreed to market the fund and distribute shares through selling brokers, financial planners and other financial representatives.


                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:

  1. the securities offered by the investor in exchange for shares of the fund must not be restricted in any way as to resale or be otherwise illiquid;

  2. securities of the same issuer must already exist in the fund's portfolio;

  3. the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the AMEX, the NYSE, or NASDAQ;

  4. any securities so acquired by any fund will not comprise more than 5% of that fund's net assets at the time of such exchange;

Statement of Additional Information - Bonnel Growth Fund

  5. no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

  6. the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section entitled HOW SHARES ARE VALUED in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN: The fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     n
                               P(1+T)  = ERV

         Where:      P     =   a hypothetical initial payment of $1,000
                     T     =   average annual total return
                     N     =   number of years
                     ERV   =   ending    redeemable    value    of    a
                               hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (c) all recurring fees charged to all shareholder accounts are included.

Statement of Additional Information - Bonnel Growth Fund

The average annual total return for the fund follows:

                                                  AVERAGE ANNUAL
                     FISCAL PERIOD                 TOTAL RETURN
     ------------------------------------------   --------------
     October 1 through  October 31, 1997             (09.97)%
     Year ended September 30, 1997                   28.67%
     Year ended September 30, 1996                   21.27%
     October 17, 1994 (initial public offering)
       through September 30, 1995                    48.74% *
     -------------
     * Not annualized

NONSTANDARDIZED TOTAL RETURN. The fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the fund's operations. In addition, the fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under TOTAL RETURN except that no annualization is made.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT. From October 17, 1994 (initial public offering), through September 30, 1995, the fund's expense ratio was 2.48%. If the Adviser had not subsidized the fund's expenses, the expense ratio subject to the most restrictive state limitation would have been 2.50%. Because its expenses were subsidized, the fund's investment performance, including annual compound rate of return, was improved. The Adviser is not obligated to continue subsidizing the fund's expenses in the future.

                                   TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its Prospectus, the fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if a fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder

Statement of Additional Information - Bonnel Growth Fund as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.


                                   DISTRIBUTOR

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, is the exclusive agent for distribution of shares of the funds. The distributor is obligated to sell the shares of the funds on a best-efforts basis only against purchase orders for the shares. Shares of the funds are offered on a continuous basis.


                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 700 North St. Mary's, San Antonio, Texas 78205 is the independent accountant for the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the years ended October 31, 1997, and September 30, 1997, are hereby incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS of that date that accompanies this Statement of Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.

Statement of Additional Information - Bonnel Growth Fund

================================================================================
               MEGATRENDS FUND STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS

                                 MEGATRENDS FUND
                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus ("Prospectus") dated February 2, 1998, as amended September 3, 1998, which you may request from U. S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is February 2, 1998, as amended September 3, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3

INVESTMENT LIMITATIONS......................................................8

MANAGEMENT OF THE FUND......................................................9

PRINCIPAL HOLDERS OF SECURITIES............................................10

INVESTMENT ADVISORY SERVICES...............................................11

TRANSFER AGENCY AND OTHER SERVICES.........................................12

DISTRIBUTION PLAN..........................................................12

CERTAIN PURCHASES OF SHARES OF THE FUND....................................13

ADDITIONAL INFORMATION ON REDEMPTIONS......................................14

CALCULATION OF PERFORMANCE DATA............................................14

TAX STATUS.................................................................15

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR...............................16

INDEPENDENT ACCOUNTANTS....................................................16

FINANCIAL STATEMENTS.......................................................16


Statement of Additional Information - MegaTrends Fund

                               GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. The MegaTrends Fund ("Fund") is a series of the Trust and represents a separate, diversified portfolio of securities ("Portfolio").

The assets received by the Trust from the issue or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject to the rights of creditors only, are separately allocated to such Fund. They constitute the underlying assets of each fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular Fund, will be allocated by or under the direction of the Board of Trustees ("Board" or "Trustees") in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

As described in THE TRUST section in the Prospectus, the Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trust has a staggered Board with terms such that at least 25% of the Trustees expire every three years. The Trustees serve in that capacity for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter which does not affect their fund but which requires a separate vote of another fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Fund's Prospectus.

EQUITY PRICE FLUCTUATION. The Fund invests primarily in equity securities. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial


Statement of Additional Information - MegaTrends Fund
reporting standards and requirements of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or the assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investment. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuer (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States Companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealer, and issuers than in the United States.

WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may realize a loss equal to all or a portion of the price paid for the warrants or rights if the price of the underlying security decreases or does not increase by more than the amount paid for the warrants or rights. The Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

QUALITY RATINGS OF CORPORATE BONDS. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Fund may invest are as follows:

      MOODY'S INVESTORS SERVICE, INC.. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what is generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      STANDARD & POOR'S RATINGS GROUP. AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.


Statement of Additional Information - MegaTrends Fund

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      BB and B - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RISK FACTORS OF LOWER-RATED SECURITIES. Lower-rated debt securities (commonly called "junk bonds") may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

Also, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default.

The credit rating of a security does not necessarily address its market value risk. Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Lower-rated securities held by the Fund have speculative characteristics which are apt to increase in number and significance with each lower rating category.

When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the market for lower-rated bonds may affect the Fund's ability to dispose of portfolio securities at a desirable price.

In addition, if the Fund experiences unexpected net redemptions, it could be forced to sell all or a portion of its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Also, prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the Fund's investments in lower-rated bonds.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restriction on illiquid investments (see INVESTMENT LIMITATIONS) unless, in the judgment of the Adviser, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;


Statement of Additional Information - MegaTrends Fund evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and, recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and, the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

The Fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The Fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

As described more fully in the Prospectus, the Fund may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions.

WHEN-ISSUED SECURITIES. The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities. In addition, the Fund may purchase securities on a when-issued basis only if delivery and payment for the securities take place within 120 days after the date of the transaction. In connection with these investments, the Fund will direct the custodian to place cash, U.S. Government obligations or high-grade debt instruments in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way; I.E., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for the Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although the Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable by the Adviser or Sub-Adviser as a matter of investment strategy.

LOANS OF PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. It is the Fund's policy, which may not be changed without


Statement of Additional Information - MegaTrends Fund the affirmative vote of a majority of its outstanding shares, that such loans will not be made if as a result the aggregate of all outstanding loans exceeds 25% of the value of the Fund's total assets.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Fund or an affiliated person of the Adviser or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

                               PORTFOLIO TURNOVER

The Fund's management buys and sells securities for the Fund to accomplish investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." For the fiscal periods shown below, the fund's portfolio turnover rate was:

                    FISCAL PERIOD               PORTFOLIO TURNOVER
             --------------------------------   ------------------
             July 1 through  October 31, 1997           13%
             Year ended June 30, 1997                   62%
             Year ended June 30, 1996                  115%

A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions which may be taxable to shareholders. Any short-term gain realized on securities will be taxed to shareholders as ordinary income. See TAX STATUS section.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates, where applicable, are made by Money Growth Institute, Inc. ("Sub-Adviser") and are subject to review by the Fund's Adviser and Board of Trustees of the Fund. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

For the fiscal periods shown below, the fund paid brokerage fees as follows:

                    FISCAL PERIOD               PORTFOLIO TURNOVER
             --------------------------------   ------------------
             July 1 through  October 31, 1997          $18,872
             Year ended June 30, 1997                  $97,945
             Year ended June 30, 1996                 $120,408
             Year ended June 30, 1995                  $94,361





Statement of Additional Information - MegaTrends Fund

The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. Affiliates of the Fund or of the Sub-Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Sub-Adviser owns a limited partnership interest in Brimberg & Co., L.P. ("Brimberg"), a registered broker-dealer.

During the fiscal periods shown below, the Fund paid Brimberg Brokerage commissions as follows:

               FISCAL PERIOD            BROKERAGE FEES   PERCENTAGE
     --------------------------------   --------------   ----------
     July 1 through  October 31, 1997       $16,152          86%
     Year ended June 30, 1997               $97,945         100%
     Year ended June 30, 1996              $120,408         100%
     Year ended June 30, 1995               $94,361         100%

Because commissions received from the Fund are excluded when calculating the Sub-Adviser's profits as a Brimberg limited partner, the Sub-Adviser does not receive material benefits from Brimberg's brokerage services to the Fund. The Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders.

Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

The Adviser and Sub-Adviser are specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Adviser or Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser or Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's or Sub-Adviser's overall responsibilities with respect to the Fund and to accounts over which they exercise investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser or Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser or Sub-Adviser in servicing all of its accounts and not all such services may be used by the Adviser or Sub-Adviser in connection with the Fund.

                             INVESTMENT LIMITATIONS

The MegaTrends Fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or
(2) more than 50% of the Fund's outstanding shares.

THE FUND MAY NOT:

1. Invest in securities of any one issuer if immediately after and as a result of such investment more than 5% of the total assets of the Fund, at market value, would be invested in the securities of such issuer. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

2. Purchase more than 10% of the outstanding voting securities, or any class of securities, of any one issuer. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

3. Invest more than 25% of its total assets in the securities of issuers in any particular industry. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.


Statement of Additional Information - MegaTrends Fund

4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

5. Purchase or sell commodities or real estate. However, the Fund may invest in publicly traded securities secured by real estate or issued by companies which invest in real estate or real estate interests.

6. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This restriction on short sales does not apply to short sales "against the box" (I.E., when the Fund owns or is long on the securities sold short).

7. Lend money, except by engaging in repurchase agreements or by purchasing publicly distributed or privately placed debt obligations in which the Fund may invest consistent with its investment objectives and policies. The Fund may make loans of its portfolio securities in an aggregate amount not exceeding 25% of its total assets, provided that such loans are collateralized by cash or cash equivalents or U.S. Government obligations in an amount equal to the market value of the securities loaned, marked to market on a daily basis.

8. Borrow money, except for (i) temporary bank borrowings not in excess of 5% of the value of the Fund's total assets for emergency or extraordinary purposes, or (ii) short-term credits not in excess of 5% of the value of the Fund's total assets as may be necessary for the clearance of securities transactions.

9. Issue senior securities as defined in the Investment Company Act of 1940, as amended, or mortgage, pledge, hypothecate or in any way transfer as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings described in (8) above, and then not exceeding 10% of the Fund's total assets, taken at the lesser of cost or market value.

10. Underwrite securities of other issuers except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

11.  Invest more than 10% of its net assets in securities which are illiquid.

12.  Invest in oil, gas or other mineral leases.

13. Invest more than 5% of its net assets in warrants and will not invest more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. This restriction does not apply to investment in warrants acquired in units or attached to securities.

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

THE FUND MAY NOT:

1.   Pledge, mortgage or hypothecate the assets of the Fund.

2. Engage in short sales of securities except for "against the box" as described in investment limitation 6.

3.   Loan its portfolio securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.


Statement of Additional Information - MegaTrends Fund

NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Richard E. Hughs      Trustee          Professor  at the School of  Business  of
11 Dennin Drive                        the  State  University  of  New  York  at
Menands, NY 12204                      Albany from 1990 to present; Dean, School
                                       of  Business  1990-1994;  Director of the
                                       Institute for the  Advancement  of Health
                                       Care   Management,    1994   -   present.
                                       Corporate Vice President,  Sierra Pacific
                                       Resources,  Reno, NV, 1985-1990. Dean and
                                       Professor,     College    of     Business
                                       Administration,   University  of  Nevada,
                                       Reno,  1977-1985.  Associate Dean,  Stern
                                       School of Business,  New York University,
                                       New York City, 1970-1977.

Clark R. Mandigo      Trustee          Business consultant since 1991. From 1985
1250 N.E. Loop 410                     to  1991,   President,   Chief  Executive
Suite 900                              Officer, and Director of Intelogic Trace,
San Antonio, Texas                     Inc., a nationwide  company  which sells,
78209                                  leases  and   maintains   computers   and
                                       telecommunications systems and equipment.
                                       Prior to 1985, President of BHP Petroleum
                                       (Americas),   Ltd.,   an  oil   and   gas
                                       exploration  and   development   company.
                                       Director of Palmer  Wireless,  Inc., Lone
                                       Star   Steakhouse  &  Saloon,   Inc.  and
                                       Physician    Corporation    of   America.
                                       Formerly   a   Director   of    Datapoint
                                       Corporation.  Trustee  for  Pauze/Swanson
                                       United Services Funds from November 1993 to February 1996.

Frank E. Holmes (1)   Trustee,         Chairman  of the Board of  Directors  and
                      President,       Chief  Executive  Officer of the Adviser.
                      Chief            Since  October 1989 Mr. Holmes has served
                      Executive        and   continues   to  serve  in   various
                      Officer          positions    with   the   Adviser,    its
                                       subsidiaries and the investment companies
                                       it   sponsors.   Director   of   Franc-Or
                                       Resource  Corp.  from  November  1994  to
                                       November  1996.   Director  of  Adventure
                                       Capital Limited from January 1996 to July
                                       1997 and  Director of Vedron  Gold,  Inc.
                                       from August 1996 to March 1997.  Director
                                       of 71316  Ontario,  Inc. since April 1987
                                       and of F. E.  Holmes  Organization,  Inc.
                                       since July  1978.  Director  of  Marleau,
                                       Lemire Inc.  from January 1995 to January
                                       1996. Director of United Services Canada,
                                       Inc.   since   February  1995  and  Chief
                                       Executive Officer from February to August
                                       1995.

Susan B. McGee        Executive Vice   Executive   Vice   President,   Corporate
                      President,       Secretary  and  General  Counsel  of  the
                      Secretary,       Adviser.  Since  September 1992 Ms. McGee
                      General          has  served  and  continues  to  serve in
                      Counsel          various  positions with the Adviser,  its
                                       subsidiaries,    and    the    investment
                                       companies it sponsors.  Before  September
                                       1992  Ms.  McGee  was a  student  at  St.
                                       Mary's Law School.

David J. Clark        Treasurer        Chief Financial Officer,  Chief Operating
                                       Officer  of the  Adviser.  Since May 1997
                                       Mr.  Clark has  served and  continues  to
                                       serve  in  various   positions  with  the
                                       Adviser and the  investment  companies it
                                       sponsors.  Foreign  Service  Officer with
                                       U.S. Agency for International Development
                                       in the U.S.  Embassy,  Bonn, West Germany
                                       from   May  1992  to  May   1997.   Audit
                                       Supervisor for University of Texas Health
                                       Science  Center  from April 1991 to April
                                       1992.  Auditor-in-Charge for Texaco, Inc.
                                       from August 1987 to June 1990.

------------------------------------
(1) This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 21, 1998, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. The Sub-Advisor owned approximately 1.64% of the outstanding shares of the Fund. The fund is aware of no person(s) owning of record, or beneficially, more than 5% of the outstanding shares of the fund as of January 21, 1998.


Statement of Additional Information - MegaTrends Fund

                          INVESTMENT ADVISORY SERVICES

The investment Adviser to U.S. Global Accolade Funds is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, and amended November 15, 1996. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, as well as Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the Fund's Prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, Officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a portion of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by Officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, cost of fidelity bond premiums, cost of maintaining the books, and records of the Trust, and any other charges and fees not specifically enumerated.

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Sub-Adviser's compensation is set forth in the Prospectus and is paid by the Adviser. The Fund is not responsible for the Sub-Adviser's fee.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and was approved by shareholders of the Fund on November 15, 1996. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund [as defined in the Investment Company Act of 1940
("Act")] or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

The Adviser and the Sub-Adviser provide investment advice to a variety of clients, including other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances


Statement of Additional Information - MegaTrends Fund when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser employs a professional staff of portfolio managers who draw upon a variety of resources for research information for the clients.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are not the same as its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser utilizes a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses needing capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.

The Fund pays the adviser a management fee based on varying percentages of average net assets. For the fiscal periods shown below, the Fund paid the Adviser the following advisory fees (net of expenses paid by the adviser or voluntary fee waivers):

           FISCAL PERIOD                MANAGEMENT FEE   FEES WAIVED
     --------------------------------   --------------   -----------
     July 1 through  October 31, 1997       $88,031               0
     Year ended June 30, 1997 *            $232,398       ($20,988)
     Year ended June 30, 1996 *            $127,519      ($177,359)
     Year ended June 30, 1995 *            $204,936      ($190,271)

* Prior to November 18, 1996, the fund was advised by another investment adviser. The prior adviser waived fees as noted in the table. The current adviser has not waived management fees.

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the Fund and the Trust under the advisory agreement, the Adviser, through its subsidiary, United Shareholder Services, Inc. ("USSI"), provides transfer agent and dividend disbursement agent services pursuant to the transfer agency agreement as described in the Fund's Prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. Also, lockbox and statement printing services are provided by USSI. For the year ended June 30, 1997, and the period from July 1 through October 31, 1997, the fund paid USSI a total of $49,994 and $18,074, respectively, for transfer agency, lockbox, and printing fees. The Board of Trustees recently approved the transfer agency agreement and related agreements through March 8, 1998.

Effective November 1, 1997, Brown Brothers Harriman & Co. maintains the books and records of the Trust and of each fund of the Trust and calculates their daily net asset value as described in the Fund's Prospectus.

A & B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A & B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described in the SERVICE FEE section in the Prospectus, on May 22, 1996, the Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the costs of printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (E.G., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets on an annual basis. For the year ended June 30, 1997, and the period from July 1 through October 31, 1997, the fund paid USSI a total


Statement of Additional Information - MegaTrends Fund of $38,207 and $22,610, respectively, in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses which the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plan is reviewed by the Board of Trustees as a whole, and by the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan, the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the Distribution Plan.

The Fund expects that the Distribution Plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services and the Fund expects to benefit from economies of scale as more shareholders are attracted to the Fund.


Beginning September 3, 1998, U.S. Global Brokerage, Inc., a subsidiary of the adviser, has agreed to market the fund and distribute shares through selling brokers, financial planners and other financial representatives.


                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, as long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

1. the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

2.   securities of the same issuer must already exist in the Fund's portfolio;

3. the securities must have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange ("AMEX"), the New York Stock Exchange ("NYSE"), or National Association of Securities Dealers Automated Quotation System ("NASDAQ");

4. any securities so acquired by the fund will not comprise more than 5% of that fund's net assets at the time of such exchange;

5. no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

6.   the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) to the Trust a list with a full and exact description of all of the securities which he or she proposes to deliver. The Trust will advise him or her as to those securities which it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled HOW SHARES ARE VALUED in the Prospectus. The number of shares


Statement of Additional Information - MegaTrends Fund of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer will constitute a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or to fairly determine the value of its assets; or, (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     n
                               P(1+T)  = ERV

         Where:      P     =   a hypothetical initial payment of $1,000
                     T     =   average annual total return
                     N     =   number of years
                     ERV   =   ending    redeemable    value    of    a
                               hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The average annual Total Return for the Fund for the periods ended October 31, 1997, are as follows:

            1 year..........................................19.1%
            5 years.........................................12.4%
            Since Inception (October 21, 1991)..............10.5%

NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described in the TOTAL RETURN section except that no annualization is made.

SECURITIES AND EXCHANGE COMMISSION THIRTY-DAY YIELD. From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


Statement of Additional Information - MegaTrends Fund

                                   A-B    6
                        YIELD = 2[(---}+1) -1]
                                   CD

       Where:  A = dividends and interest earned during the period

               B = expenses   accrued   for  the  period  (net  of
               reimbursement)

               C = the average daily number of shares outstanding during the period that were entitled to receive dividends

               D = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/365 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business day prior to the start of the 30-day (or one-month) period for which yield is being calculated, or with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yield of the Fund for October 1997 was ( 0.18)%.

                                   TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute, during each calendar year, an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and made payable to shareholders of record in such a month, will be deemed to have been received on December 31, if a Fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those


Statement of Additional Information - MegaTrends Fund investors purchasing the Fund's shares immediately prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as mid-term or long-term capital gain, as applicable, with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as mid-term or long-term capital loss to the extent of the mid-term or long-term capital gain, as applicable, recognized.


                                   DISTRIBUTOR

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, is the exclusive agent for distribution of shares of the funds. The distributor is obligated to sell the shares of the funds on a best-efforts basis only against purchase orders for the shares. Shares of the funds are offered on a continuous basis.


                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all Funds of the Trust. With respect to the Funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to the retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 700 North St. Mary's, Suite 900, San Antonio, Texas 78205, are the independent accountants for the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the fiscal years ended October 31, 1997, and June 30, 1997, have been audited by Price Waterhouse LLP and are incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS, which has been delivered with the Statement of Additional Information unless previously provided, in which event the Trust will promptly provide another copy free of charge, upon request to: U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, 1-800-873-8637 or (210) 308-1234. The financial highlights for the fiscal periods ended June 30, 1992 through 1996, have been audited by Arthur Andersen LLP. The related financial statements and report of independent accountants for 1996 and prior periods are included in the Fund's 1996 ANNUAL REPORT TO SHAREHOLDERS and are incorporated by reference into the Statement of Additional Information.


Statement of Additional Information - MegaTrends Fund

================================================================================
     ADRIAN DAY GLOBAL OPPORTUNITY FUND STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS

                       ADRIAN DAY GLOBAL OPPORTUNITY FUND
                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus ("Prospectus") dated February 2, 1998, as amended September 3, 1998, which you may request from U. S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is February 2, 1998, as amended September 3, 1998.

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3

RISK FACTORS................................................................4

STRATEGIC TRANSACTIONS......................................................8

PORTFOLIO TURNOVER.........................................................11

MANAGEMENT OF THE FUND.....................................................11

PRINCIPAL HOLDERS OF SECURITIES............................................12

INVESTMENT ADVISORY SERVICES...............................................13

TRANSFER AGENCY AND OTHER SERVICES.........................................14

DISTRIBUTION PLAN..........................................................15

CERTAIN PURCHASES OF SHARES OF THE FUND....................................15

ADDITIONAL INFORMATION ON REDEMPTIONS......................................16

CALCULATION OF PERFORMANCE DATA............................................16

TAX STATUS.................................................................17

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR...............................18

INDEPENDENT ACCOUNTANTS ...................................................18

FINANCIAL STATEMENTS.......................................................18


Statement of Additional Information - Adrian Day Global Opportunity Fund
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                               GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities ("Portfolio"). This Statement of Additional Information ("SAI") presents important information concerning the Adrian Day Global Opportunity Fund ("Fund") and should be read in conjunction with the prospectus.

The assets received by the Trust from the issue or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of each fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular fund, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

As described under THE TRUST in the prospectus, the Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940. The Trustees serve for six-year terms.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter that does not affect their fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Fund's prospectus.

INVESTMENT RESTRICTIONS. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of that Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of that Fund are represented either in person or by proxy, or
(2) more than 50% of that Fund's outstanding shares.


Statement of Additional Information - Adrian Day Global Opportunity Fund
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


The Fund may not:

(1)   Issue senior securities.

(2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes, may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions, provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

(3)   Underwrite the securities of other issuers.

(4)   Invest in real estate.

(5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts, forward contracts, options, and other derivative investments in conformance with policies disclosed in the Fund's then current prospectus and/or Statement of Additional Information.

(6) Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any Fund may lend portfolio securities with an aggregate market value of not more than one-third of such Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

(7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

(8)   Sell short more than 5% of its total assets.

(9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as complied by Standard & Poor's Compustat Services, Inc. as in effect from time to time.

(10) With respect to 75% of its total assets the Fund will not: (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

(11) Invest more than 10% of its total net assets in open-end investment companies. To the extent that the Fund shall invest in open-end investment companies, the Fund's Adviser and Sub-Adviser shall waive a proportional amount of their management fee.

                                  RISK FACTORS

The following information supplements the discussion of the Fund's risk factors discussed in the Fund's prospectus. The following are among the most significant risks associated with an investment in the Fund.

EQUITY PRICE FLUCTUATION. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or


Statement of Additional Information - Adrian Day Global Opportunity Fund confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

EMERGING MARKETS. The Fund may invest up to 20% of its total assets in countries considered by the Sub-Adviser to represent emerging markets. However, the Fund may not invest more than 5% of its total assets in any single emerging market country. The Sub-Adviser determines which countries are emerging market countries by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Generally, emerging markets are those other than North America, Western Europe, and Japan. For example, the Sub-Adviser currently considers the following countries to be among the emerging markets in which it might invest: Argentina, Brazil, China, Columbia, Czech Republic, Indonesia, Peru, Philippines, Thailand, Turkey and Zimbabwe.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the below listed risks before making an investment in the Fund. Investing in emerging markets is considered speculative and involves the risk of total loss.

Risks of investing in emerging markets include:

(1) the risk that the Fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the Fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)   higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;

(8)   greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;


Statement of Additional Information - Adrian Day Global Opportunity Fund

(12)  the fact  that  statistical  information  regarding  the  economy  of many
      emerging  market   countries  may  be  inaccurate  or  not  comparable  to
      statistical information regarding the United States or other economies;

(13)  less extensive regulation of the securities markets;

(14)  certain  considerations   regarding  the  maintenance  of  Fund  portfolio
      securities   and  cash  with   foreign   sub-custodians   and   securities
      depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the Fund may be subject to income or withholding taxes imposed by emerging market counties or other foreign governments. The Fund intends to elect, when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the Fund in the markets in which the Fund will principally invest;

(18) enterprises in which the Fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the Fund's investment in it. Restrictive or over-regulation may, therefore, be a form of indirect nationalization;

(19) businesses in emerging markets only have a very recent history of operating within a market-oriented economy. Overall, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

(20) investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser or Sub-Adviser. As a result, the return and net asset value of the Fund will fluctuate;

(21) the Sub-Adviser may engage in hedging transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While
      currency  hedging  may  reduce  portfolio  volatility,   there  are  costs
      associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(22) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy the Fund will not invest more than 15% of its net assets in illiquid securities.

LOWER-RATED AND UNRATED DEBT SECURITIES. The Fund may invest up to 15% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Investors Service (New York), Thomson Bankwatch (New
York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 15% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.


Statement of Additional Information - Adrian Day Global Opportunity Fund

Overall, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of economic recession. Reliable objective pricing data for lower-rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the Fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Adviser's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which, additionally, may not accurately reflect an issuer's current financial condition. The Fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities that pay no cash income and are sold at substantial discounts from their value at maturity. When held from issuance to maturity, their entire income, consisting of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

RESTRICTED SECURITIES. The Fund may, from time to time, purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

COMMODITY LINKED SECURITIES. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to the price of a referenced commodity. Structured notes and/or preferred stock differ from other types of securities in which the Fund may invest in several respects. For example, not only the coupon but also the redemption amount at maturity may be increased or decreased depending on the change in the price of the referenced commodity. Investment in commodity linked securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the referenced commodity. Further, in certain cases the coupon and/or dividend may be reduced to zero, and any additional decline in the value of the security may then reduce the redemption amount payable on maturity. Finally, commodity linked securities may be more volatile than the price of the referenced commodity.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.


Statement of Additional Information - Adrian Day Global Opportunity Fund

OTHER RIGHTS TO ACQUIRE SECURITIES. The Fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the Fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

                             STRATEGIC TRANSACTIONS

The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic Transactions for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the Fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of the Fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund's ability to successfully use these Strategic Transactions will depend upon the Sub-Adviser's ability to predict pertinent market movements, and cannot be assured. Engaging in Strategic Transactions will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Strategic Transactions have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater on going potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been used.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

PUT AND CALL OPTIONS. The Fund may purchase and sell (issue) both put and call options. The Fund may also enter into transactions to close out its investment in any put or call options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right


Statement of Additional Information - Adrian Day Global Opportunity Fund to buy, and the issuer the obligation to sell, the underling instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An "American style" put or call option may be exercised at any time during the option period while a "European style" put or call option may be exercised only upon expiration or during a fixed period prior thereto.

The Fund is authorized to purchase and sell both exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to securities dealers, financial institutions or other parties ["Counterparty(ies)"] through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are set by negotiation of the parties. Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.

The Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. Exchange listed options, because they are standardized and not subject to Counterparty credit risk, are generally more liquid than OTC options. There can be no guarantee that the Fund will be able to close out an option position, whether in exchange listed options or OTC options, when desired. An inability to close out its options positions may reduce the Fund's anticipated profits or increase its losses.

If the Counterparty to an OTC option fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund, or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

The Fund will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security, commodity, index, currency or other instrument security decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security, commodity, index, currency or other instrument increases or does not decrease by more than the premium (in the case of a put option). The Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the Fund would exceed 5% of the Fund's total assets.

If the Fund sells (i.e., issues) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or may increase the Fund's income. If the Fund sells (i.e., issues) a put option, the premium that it receives may serve to reduce the cost of purchasing the underlying security, to the extent of the option premium, or may increase the Fund's capital gains. All options sold by the Fund must be "covered" (i.e., the Fund must either be long (when selling a call option) or short (when selling a put option), the securities or futures contract subject to the calls or must meet the asset segregation requirements described below as long as the option is outstanding. Even though the Fund will receive the option premium to help protect it against loss or reduce its cost basis, an option sold by the Fund exposes the Fund during the term of the option to possible loss. When selling a call, the Fund is exposed to the loss of opportunity to realize appreciation in the market price of the underlying security or instrument, and the transaction may require the Fund to hold a security or instrument that it might otherwise have sold. When selling a put, the Fund is exposed to the possibility of being required to pay greater than current market value to purchase the underlying security, and the transaction may require the Fund to maintain a short position in a security or instrument it might otherwise not have maintained. The Fund will not write any call or put options if, immediately afterwards, the aggregate value of the Fund's securities subject to outstanding call or put options would exceed 25% of the value of the Fund's total assets.

FUTURES CONTRACTS. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchange where they are listed with payment of an initial variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.


Statement of Additional Information - Adrian Day Global Opportunity Fund

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bonafide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) that initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potentially subsequent variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset, before settlement, at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately afterwards, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value). However, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in currency transactions with Counterparties in an attempt to hedge an investment in an issuer incorporated or operating in a foreign country or in a security denominated in the currency of a foreign country against a devaluation of that country's currency. Currency transactions include forward currency contracts, exchange listed currency futures, and exchange listed and OTC options on currencies. The Fund's dealing in forward currency contracts and other currency transactions such as futures, options, and options on futures generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the Fund has (or expects to have) portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings or portfolio securities, the Fund may engage in proxy hedging. Proxy hedging may be used when the currency to which the Fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency in which some or all of the Fund's portfolio securities are, or are expected to be denominated, and to buy U.S. dollars.

To hedge against a devaluation of a foreign currency, the Fund may enter into a forward market contract to sell to banks a set amount of such currency at a fixed price and at a fixed time in the future. If, in foreign currency transactions, the foreign currency sold forward by the Fund is devalued below the price of the forward market contract and more than any devaluation of the U.S. dollar during the period of the contract, the Fund will realize a gain as a result of the currency transaction. In this way, the Fund might reduce the impact of any decline in the market value of its foreign investments attributable to devaluation of foreign currencies.

The Fund may sell foreign currency forward only as a means of protecting its foreign investments or to hedge in connection with the purchase and sale of foreign securities, and may not otherwise trade in the currencies of foreign countries. Accordingly, the Fund may not sell forward the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated in that particular foreign currency (or issued by companies incorporated or operating in that particular foreign country) plus an amount equal to the value of securities it anticipates purchasing less the value of securities it anticipates selling, denominated in that particular currency.

As a result of hedging through selling foreign currencies forward, in the event of a devaluation, it is possible that the value of the Fund's portfolio would not depreciate as much as the portfolio of a fund holding similar investments that did not sell foreign currencies forward. Even so, the forward market contract is not a perfect hedge against devaluation because the value of the Fund's portfolio securities may decrease more than the amount realized by reason of the foreign currency transaction. To the extent that the Fund sells forward currencies that are thereafter revalued upward, the value of the Fund's portfolio


Statement of Additional Information - Adrian Day Global Opportunity Fund would appreciate to a lesser extent than the comparable portfolio of a fund that did not sell those foreign currencies forward. If, in anticipation of a devaluation of a foreign currency, the Fund sells the currency forward at a price lower than the price of that currency on the expiration date of the contract, the Fund will suffer a loss on the contract if the currency is not devalued, during the contract period, below the contract price. Moreover, it will not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency in the future at a price above the devaluation level it anticipates. It is possible that, under certain circumstances, the Fund may have to limit its currency transactions to permit the Fund to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). Foreign currency transactions would involve a cost to the Fund, which would vary with such factors as the currency involved, the length of the contact period and the market conditions then prevailing.

The Fund will not attempt to hedge all its foreign investments by selling foreign currencies forward and will do so only to the extent deemed appropriate by the Sub-Adviser.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate with its custodian cash or liquid securities (regardless of type) having an aggregate value, measured on a daily basis, at least equal to the amount of the obligations requiring segregation to the extent that the obligations are not otherwise covered through ownership of the underlying security, financial instrument or currency. In general, the full amount of any obligation of the Fund to pay or deliver securities or assets must be covered at all times by (1) the securities, instruments or currency required to be delivered, or (2) subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must either be identified as restricted in the Fund's accounting records or be physically segregated in a separate account at the Fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

                               PORTFOLIO TURNOVER

The Fund's management buys and sell securities for the Fund to accomplish investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." From February 20, 1997, commencement of operations, through October 31, 1997, the Fund's portfolio turnover was 13%. A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See TAX STATUS.

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by the Sub-Adviser. Broker- dealers are selected on the basis of their ability to obtain the best price and execution for the Fund's transactions, recognizing brokerage, research and other services provided to the Fund and to the Sub-Adviser. The Sub-Adviser may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund paid a total of $17,110 in brokerage fees for the period from February 20, 1997, commencement of operations, through October 31, 1997.

                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.



Statement of Additional Information - Adrian Day Global Opportunity Fund

NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Richard E. Hughs      Trustee          Professor  at the School of  Business  of
11 Dennin Drive                        the  State  University  of  New  York  at
Menands, NY 12204                      Albany from 1990 to present; Dean, School
                                       of  Business  1990-1994;  Director of the
                                       Institute for the  Advancement  of Health
                                       Care   Management,    1994   -   present.
                                       Corporate Vice President,  Sierra Pacific
                                       Resources,  Reno, NV, 1985-1990. Dean and
                                       Professor,     College    of     Business
                                       Administration,   University  of  Nevada,
                                       Reno,  1977-1985.  Associate Dean,  Stern
                                       School of Business,  New York University,
                                       New York City, 1970-1977.

Clark R. Mandigo      Trustee          Business consultant since 1991. From 1985
1250 N.E. Loop 410                     to  1991,   President,   Chief  Executive
Suite 900                              Officer, and Director of Intelogic Trace,
San Antonio, Texas                     Inc., a nationwide  company  which sells,
78209                                  leases  and   maintains   computers   and
                                       telecommunications systems and equipment.
                                       Prior to 1985, President of BHP Petroleum
                                       (Americas),   Ltd.,   an  oil   and   gas
                                       exploration  and   development   company.
                                       Director of Palmer  Wireless,  Inc., Lone
                                       Star   Steakhouse  &  Saloon,   Inc.  and
                                       Physician    Corporation    of   America.
                                       Formerly   a   Director   of    Datapoint
                                       Corporation.  Trustee  for  Pauze/Swanson
                                       United Services Funds from November 1993 to February 1996.

Frank E. Holmes (1)   Trustee,         Chairman  of the Board of  Directors  and
                      President,       Chief  Executive  Officer of the Adviser.
                      Chief            Since  October 1989 Mr. Holmes has served
                      Executive        and   continues   to  serve  in   various
                      Officer          positions    with   the   Adviser,    its
                                       subsidiaries and the investment companies
                                       it   sponsors.   Director   of   Franc-Or
                                       Resource  Corp.  from  November  1994  to
                                       November  1996.   Director  of  Adventure
                                       Capital Limited from January 1996 to July
                                       1997 and  Director of Vedron  Gold,  Inc.
                                       from August 1996 to March 1997.  Director
                                       of 71316  Ontario,  Inc. since April 1987
                                       and of F. E.  Holmes  Organization,  Inc.
                                       since July  1978.  Director  of  Marleau,
                                       Lemire Inc.  from January 1995 to January
                                       1996. Director of United Services Canada,
                                       Inc.   since   February  1995  and  Chief
                                       Executive Officer from February to August
                                       1995.

Susan B. McGee        Executive Vice   Executive   Vice   President,   Corporate
                      President,       Secretary  and  General  Counsel  of  the
                      Secretary,       Adviser.  Since  September 1992 Ms. McGee
                      General          has  served  and  continues  to  serve in
                      Counsel          various  positions with the Adviser,  its
                                       subsidiaries,    and    the    investment
                                       companies it sponsors.  Before  September
                                       1992  Ms.  McGee  was a  student  at  St.
                                       Mary's Law School.

David J. Clark        Treasurer        Chief Financial Officer,  Chief Operating
                                       Officer  of the  Adviser.  Since May 1997
                                       Mr.  Clark has  served and  continues  to
                                       serve  in  various   positions  with  the
                                       Adviser and the  investment  companies it
                                       sponsors.  Foreign  Service  Officer with
                                       U.S. Agency for International Development
                                       in the U.S.  Embassy,  Bonn, West Germany
                                       from   May  1992  to  May   1997.   Audit
                                       Supervisor for University of Texas Health
                                       Science  Center  from April 1991 to April
                                       1992.  Auditor-in-Charge for Texaco, Inc.
                                       from August 1987 to June 1990.

------------------------------------
(1) This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 21, 1998, the officers and Trustees of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund. The Fund is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Fund at January 21, 1998:


Statement of Additional Information - Adrian Day Global Opportunity Fund

     NAME AND ADDRESS OF OWNER           % OWNED   TYPE OF OWNERSHIP
     ---------------------------------   -------   -----------------
     Global Strategic Management, Inc.   13.92%       Beneficial
     Annapolis, Maryland (the Sub-
     Advisor)

     Security Trust & Financial Co.      12.81%       Record (1)
     San Antonio, Texas

     (1) Security Trust & Financial Co. has advised that no individual client owns more than 5% of the Fund.

                          INVESTMENT ADVISORY SERVICES

U. S. Global Investors, Inc., a Texas corporation, serves as investment adviser to the Fund pursuant to an advisory agreement dated September 21, 1994. Frank E. Holmes, President and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the Fund's prospectus, the Adviser provides the Trust with office space, facilities and simple business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust. It compensates all personnel, officers and trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust reimburses the Adviser for part of the compensation of the Adviser's employees who perform certain legal services for the Trust. The Trust also pays for state securities law regulatory compliance. The Trust paid the Adviser $0.00 for the period from February 27, 1997 through October 31, 1997. This amount reflects fee waivers which reduced advisory fees by $23,137.

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Adviser pays the Sub-Adviser a sub-advisory fee equal to one-half of the management fee. The Fund will not be responsible for the Sub-Adviser's fee.

In consideration for such services, the Adviser pays the Sub-Adviser a sub-advisory fee. The Adviser and the Sub-Adviser share the management fee equally, except that the Sub-Adviser's fee will be subject to downward adjustments for: (1) the Adviser's incurred costs and expenses of marketing the Fund that exceed the 0.25% 12b-1 fee charged to the Fund for such marketing purposes; (2) any monies advanced by the Adviser on behalf of the Sub-Adviser;
(3) the unrecovered costs of organizing the Fund up to $40,000 (the Adviser will be responsible for bearing costs of organization of the Fund in excess of $40,000); and (4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the Fund exceed the cap, and the Adviser is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Adviser through such downward adjustments. To the extent that the Sub-Adviser has advanced monies to the Adviser to pay for Fund distribution or organizational expenses, such advances shall serve to offset the reductions enumerated above. The Fund is not responsible for paying any part of the Sub-Adviser's fees.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses of preparing, printing, and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.


Statement of Additional Information - Adrian Day Global Opportunity Fund

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the prospectus. The Sub-Adviser's compensation is discussed in the prospectus and is paid by the Adviser. The Fund will not be responsible for the Sub-Adviser's fee.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and will be submitted for approval by shareholders of the Fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of such fund [as defined in the Investment Company Act of 1940 ("Act")] or the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

Both the Adviser and Sub-Adviser provide investment advise to a variety of clients (the Adviser also provides investment advice to other mutual funds). Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's or Sub-Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser and Sub-Adviser employ professional staffs of portfolio managers who draw upon a variety of resources for research information for the clients.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the Funds and the Trust under the advisory agreement, the Adviser, through its subsidiary USSI, provides transfer agent services pursuant to the advisory agreement as described in the Fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. In addition, lockbox and statement printing services are provided by USSI. From February 20, 1997, commencement of operations, through October 31, 1997, the fund paid USSI a total of $0 for transfer agency, lockbox, and printing fees. The Board of Trustees recently approved the Transfer Agency and related agreements through March 8, 1998.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility. Daily net asset value is calculated as described in the fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. From February 20, 1997, commencement of operations, through October 31, 1997, the fund paid USSI a total of $0 for portfolio accounting services net of fee waivers.


Statement of Additional Information - Adrian Day Global Opportunity Fund

A & B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee of the Trust and A & B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described under SERVICE FEE in the prospectus, the Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The distribution plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the distribution plan may not exceed 0.25% of the Fund's net assets annually. For the period from February 20, 1997, commencement of operations, through October 31, 1997, the Fund incurred a total of $4,614 in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses the Fund incurs pursuant to the distribution plan are reviewed quarterly by the Board of Trustees. The distribution plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the distribution plan ("Qualified Trustees"). In their review of the distribution plan, the Board as a whole and the Qualified Trustees separately determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and Section 36(a) and (b) of the 1940 Act, there is a reasonable likelihood that the distribution plan will benefit the Fund and its shareholders. The distribution plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the distribution plan.

The Fund expects that the distribution plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services, and the Fund expects to benefit from economies of scale as it attracts more shareholders.


Beginning September 3, 1998, U.S. Global Brokerage, Inc., a subsidiary of the adviser, has agreed to market the fund and distribute shares through selling brokers, financial planners and other financial representatives.


                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

(1) the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

(2)   securities of the same issuer must already exist in the Fund's portfolio;

(3) the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the AMEX, the NYSE, or NASDAQ;

(4) any securities so acquired by any fund shall not comprise over 5% of that fund's net assets at the time of such exchange;


Statement of Additional Information - Adrian Day Global Opportunity Fund

(5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

(6)   the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled HOW SHARES ARE VALUED in the prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the Fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Any shareholder of the Fund receiving a redemption in kind would then have to pay brokerage fees to convert his Fund investment into cash. All redemptions in kind will be made in marketable securities of the Fund.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     n
                               P(1+T)  = ERV

         Where:      P     =   a hypothetical initial payment of $1,000
                     T     =   average annual total return
                     N     =   number of years
                     ERV   =   ending    redeemable    value    of    a
                               hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.


Statement of Additional Information - Adrian Day Global Opportunity Fund

The calculation assumes that (1) all charges are deducted from the initial $1,000 payment, (2) all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (3) all recurring fees charged to all shareholder accounts are included.

The average annual total return for the Fund for the period from February 20, 1997 (commencement of operations), through October 31, 1997, was (10.40)%. This number has not been annualized.

NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under TOTAL RETURN except that no annualization is made.

                                   TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year, and (3) any part (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if a Fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares immediately before a distribution may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption


Statement of Additional Information - Adrian Day Global Opportunity Fund or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.


                                   DISTRIBUTOR

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, is the exclusive agent for distribution of shares of the funds. The distributor is obligated to sell the shares of the funds on a best-efforts basis only against purchase orders for the shares. Shares of the funds are offered on a continuous basis.


                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all Funds of the Trust. With respect to the Funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to the retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 700 North St. Mary's, San Antonio, Texas 78205, is the independent accountant for the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the year ended October 31, 1997, are hereby incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS of that date that accompanies this Statement of Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.


Statement of Additional Information - Adrian Day Global Opportunity Fund

================================================================================
        REGENT EASTERN EUROPEAN FUND STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS

                          REGENT EASTERN EUROPEAN FUND
                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus ("Prospectus") dated February 2, 1998, as amended September 3, 1998, which you may request from U. S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is February 2, 1998, as amended September 3, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3

RISK FACTORS................................................................4

PORTFOLIO TRANSACTIONS.....................................................12

MANAGEMENT OF THE FUND.....................................................12

PRINCIPAL HOLDERS OF SECURITIES............................................13

INVESTMENT ADVISORY SERVICES...............................................14

TRANSFER AGENCY AND OTHER SERVICES.........................................15

DISTRIBUTION PLAN..........................................................15

CERTAIN PURCHASES OF SHARES OF THE FUND....................................16

ADDITIONAL INFORMATION ON REDEMPTIONS......................................17

CALCULATION OF PERFORMANCE DATA............................................17

TAX STATUS.................................................................18

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR...............................18

INDEPENDENT ACCOUNTANTS ...................................................19

FINANCIAL STATEMENTS.......................................................19


Statement of Additional Information - Regent Eastern European Fund

                               GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities ("Portfolio"). This Statement of Additional Information ("SAI") presents important information concerning the Regent Eastern European Fund ("Fund") and should be read in conjunction with the Prospectus.

The assets received by the Trust from the issue or sale of shares of the Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular fund, will be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

As described under THE TRUST in the Prospectus, the Trust's Master Trust Agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share, with proportionate voting for fractional shares. On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter that does not affect their fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Fund's Prospectus.

INVESTMENT RESTRICTIONS. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of: (1) 67% of that Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of that Fund are represented either in person or by proxy, or (2) more than 50% of that Fund's outstanding shares.


Statement of Additional Information - Regent Eastern European Fund

The Fund may not:

(1)  Issue senior securities.

(2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes, may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

(3)  Underwrite the securities of other issuers.

(4)  Invest in real estate.

(5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts, forward contracts, options, and other derivative investments in conformance with policies disclosed in the Fund's then current Prospectus and/or Statement of Additional Information.

(6) Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any Fund may lend portfolio securities with an aggregate market value of not more than one-third of such Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

(7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

(8)  Sell short more than 5% of its total assets.

(9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as compiled by Bloomberg as in effect from time to time.

(10) With respect to 75% of its total assets, the Fund will not: (a) invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities; or (b) acquire more than 10% of the voting securities of any one issuer.

(11) Invest more than 10% of its total net assets in investment companies. To the extent that the Fund shall invest in open-end investment companies, the Fund's Adviser and Sub-Adviser shall waive a proportional amount of their management fee.

                                  RISK FACTORS

The following information supplements the discussion of the Fund's risk factors discussed in the Fund's Prospectus. The following are among the most significant risks associated with an investment in the Fund.

EQUITY PRICE FLUCTUATION. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign


Statement of Additional Information - Regent Eastern European Fund
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

securities also involve the risk of possible adverse changes in investment or exchange control regulations, foreign exchange rates, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

EMERGING MARKETS. Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the risks listed below before making an investment in the Fund. Investing in emerging markets is considered speculative and involves the risk of total loss. Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objective will be realized. The Fund's Adviser and Sub-Adviser will seek to minimize these risks through professional management and investment diversification. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Risks of investing in emerging markets include:

(1) the risk that the Fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations The relatively small market capitalization and trading volume of emerging market securities may cause the Fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms, which are inherent in the markets of more developed nations, may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)  higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;

(8)  greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards that may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

(12) the  fact  that  statistical  information  regarding  the  economy  of many
     emerging   market   countries  may  be  inaccurate  or  not  comparable  to
     statistical information regarding the United States or other economies;


Statement of Additional Information - Regent Eastern European Fund

(13) less extensive regulation of the securities markets;

(14) certain   considerations   regarding  the  maintenance  of  Fund  portfolio
     securities   and  cash   with   foreign   sub-custodians   and   securities
     depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the Fund may be subject to income, capital gains or withholding taxes imposed by emerging market countries or other foreign governments. The Fund intends to elect, when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks;

(18) the risk that enterprises in which the Fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the Fund's investment in it. Restrictive or over regulation may therefore be a form of indirect nationalization;

(19) the risk that businesses in emerging markets have only a very recent history of operating within a market-oriented economy. In general, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

(20) the fact that  investments  in equity  securities  are  subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser or Sub-Adviser. As a result, the return and net asset value of the Fund will fluctuate;

(21) the fact that the Sub-Adviser may engage in hedging transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(22) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy the Fund will not invest more than 15% of its net assets in illiquid securities.

LOWER-RATED AND UNRATED DEBT SECURITIES. The Fund may invest up to 5% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Investors Service (New York), Thomson Bankwatch (New
York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 5% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.

Overall, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market


Statement of Additional Information - Regent Eastern European Fund
stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of economic recession. Reliable objective pricing data for lower-rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the Fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Adviser's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which furthermore, may not accurately reflect an issuer's current financial condition. The Fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

RESTRICTED SECURITIES. The Fund may, from time to time, purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may have the effect of depressing the market price of such securities.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

OTHER RIGHTS TO ACQUIRE SECURITIES. The Fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underling stock and will result in a total loss of the Fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

                             STRATEGIC TRANSACTIONS

The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic Transactions for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.


Statement of Additional Information - Regent Eastern European Fund

Strategic Transactions may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the Fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of the Fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund's ability to successfully use these Strategic Transactions will depend upon the Sub-Adviser's ability to predict pertinent market movements, and cannot be assured. Engaging in Strategic Transactions will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Strategic Transactions have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater on going potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been used.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

ADRS AND GDRS. The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") representing shares of companies located in the Eastern Europe region. ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of the Fund's investment policies, the Fund's investments in depository receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS. The Fund may sell futures contracts to hedge against a decline in the market price of securities it owns or to defend the portfolio against currency fluctuations. When the Fund establishes a short position by selling a futures contract, the Fund will be required to deposit with the broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount ("initial margin"). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract is returned to the Fund upon termination of the futures contract assuming all the Fund's contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying currency or stock index fluctuates making a short position in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has sold a currency futures contract and the prices of the stocks included in the underlying currency has fallen, that position will have increased in value and the Fund will


Statement of Additional Information - Regent Eastern European Fund receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has sold a currency futures contract and the prices of the underlying currency has risen, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time before expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and it realizes a loss or a gain.

There is a risk  that  futures  contract  price  movements  will  not  correlate perfectly with movements in the value of the underlying stock index. For a number of reasons the price of the stock index future may move more than or less than the price of the securities that make up the index. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the stock market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

There is an additional risk that a liquid secondary trading market may not exist at all times for these futures contracts, in which event the Fund might be unable to terminate a futures position at a desired time. Positions in stock index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Fund intends to purchase futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

OPTIONS. The Fund may sell call options or purchase put options on futures contracts to hedge against a decline in the market price of securities that it owns or to defend the portfolio against currency fluctuations. Options on futures contracts differ from options on individual securities in that the exercise of an option on a futures contract does not involve delivery of an actual underlying security. Options on futures contracts are settled in cash only. The purchaser of an option receives a cash settlement amount and the writer of an option is required, in return for the premium received, to make delivery of a certain amount if the option is exercised. A position in an option on a futures contract may be offset by either the purchaser or writer by entering into a closing transaction, or the purchaser may terminate the option by exercising it or allowing it to expire.

The risks associated with the purchase and sale of options on futures contracts are generally the same as those relating to options on individual securities. However, the value of an option on a futures contract depends primarily on movements in the value of the currency or the stock index underlying the futures contract rather than in the price of a single security. Accordingly, the Fund will realize a gain or loss from purchasing or writing an option on a futures contract as a result of movements in the related currency or in the stock market generally rather than changes in the price for a particular security. Therefore, successful use of options on futures contracts by the Fund will depend on the Adviser's ability to predict movements in the direction of the currency or stock market underlying the futures contract. The ability to predict these movements requires different skills and techniques than predicting changes in the value of individual securities.

Because index options are settled in cash, the Fund cannot be assured of covering its potential settlement obligations under call options it writes on futures contracts by acquiring and holding the underlying securities. Unless the Fund has cash on hand that is sufficient to cover the cash settlement amount, it would be required to sell securities owned in order to satisfy the exercise of the option.

As a non-fundamental policy the Fund will not invest more than 5% of its total net assets in options.

SEGREGATED ASSETS AND COVERED POSITIONS. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, the Fund will restrict cash that may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the


Statement of Additional Information - Regent Eastern European Fund call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

The restricted cash or liquid securities will either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at Brown Brothers Harriman & Co., the Fund's custodian. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

Many strategic transactions, such as futures contracts and options, in addition to other requirements, require that the Fund segregate with its custodian cash or liquid securities (regardless of type) having an aggregate value, measured on a daily basis, at least equal to the amount of the obligations requiring segregation to the extent that the obligations are not otherwise covered through ownership of the underlying security, financial instrument or currency. In general, the full amount of any obligation of the Fund to pay or deliver securities or assets must be covered at all times by (1) the securities, instruments or currency required to be delivered, or (2) subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must either be identified as restricted in the Fund's accounting records or be physically segregated in a separate account at the Fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

The Fund could cover a call option that it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option that it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option that it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

FOREIGN CURRENCY TRANSACTIONS. Investments in foreign companies usually involve use of currencies of foreign countries. The Fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the Fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The Fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

The Fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the Fund will be able to protect itself against a possible


Statement of Additional Information - Regent Eastern European Fund loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the Fund has (or expects to have) portfolio exposure.

The Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked securities.

The Fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitment.

On the settlement date of the currency transaction, the Fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The Fund will realize gains or losses on currency transactions.

The Fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy the underlying currency at the loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or part of the benefits that might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the Fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

The Fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument that is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

CURRENCY FLUCTUATIONS--"SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually  collects  such  receivables  or pays such  liabilities  are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign


Statement of Additional Information - Regent Eastern European Fund currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the Fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by the Fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the Fund on forward currency contracts or on the underlying securities and cause losses to be deferred. The Fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the Fund to recognize income without having the cash to meet the distribution requirements.

                             PORTFOLIO TRANSACTIONS

The Sub-Adviser may use research services provided by and place agency transactions with Regent European Securities, an affiliated broker-dealer of the Sub-Adviser, if the commissions are fair, reasonable and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Regent European Securities was established in 1995 as a specialist broker-dealer in the Russian securities market and has since developed into a significant participant in the growing Russian market. For the period from March 31, 1997, commencement of operations, through October 31, 1997, the Fund paid no commissions to Regent European Securities out of total commissions of $22,365.

The Fund's management buys and sells securities for the Fund to accomplish its investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See TAX STATUS.

                             MANAGEMENT OF THE FUND

The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Richard E. Hughs      Trustee          Professor  at the School of  Business  of
11 Dennin Drive                        the  State  University  of  New  York  at
Menands, NY 12204                      Albany from 1990 to present; Dean, School
                                       of  Business  1990-1994;  Director of the
                                       Institute for the  Advancement  of Health
                                       Care   Management,    1994   -   present.
                                       Corporate Vice President,  Sierra Pacific
                                       Resources,  Reno, NV, 1985-1990. Dean and
                                       Professor,     College    of     Business
                                       Administration,   University  of  Nevada,
                                       Reno,  1977-1985.  Associate Dean,  Stern
                                       School of Business,  New York University,
                                       New York City, 1970-1977.

Statement of Additional Information - Regent Eastern European Fund

NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Clark R. Mandigo      Trustee          Business consultant since 1991. From 1985
1250 N.E. Loop 410                     to  1991,   President,   Chief  Executive
Suite 900                              Officer, and Director of Intelogic Trace,
San Antonio, Texas                     Inc., a nationwide  company  which sells,
78209                                  leases  and   maintains   computers   and
                                       telecommunications systems and equipment.
                                       Prior to 1985, President of BHP Petroleum
                                       (Americas),   Ltd.,   an  oil   and   gas
                                       exploration  and   development   company.
                                       Director of Palmer  Wireless,  Inc., Lone
                                       Star   Steakhouse  &  Saloon,   Inc.  and
                                       Physician    Corporation    of   America.
                                       Formerly   a   Director   of    Datapoint
                                       Corporation.  Trustee  for  Pauze/Swanson
                                       United Services Funds from November 1993 to February 1996.

Frank E. Holmes (1)   Trustee,         Chairman  of the Board of  Directors  and
                      President,       Chief  Executive  Officer of the Adviser.
                      Chief            Since  October 1989 Mr. Holmes has served
                      Executive        and   continues   to  serve  in   various
                      Officer          positions    with   the   Adviser,    its
                                       subsidiaries and the investment companies
                                       it   sponsors.   Director   of   Franc-Or
                                       Resource  Corp.  from  November  1994  to
                                       November  1996.   Director  of  Adventure
                                       Capital Limited from January 1996 to July
                                       1997 and  Director of Vedron  Gold,  Inc.
                                       from August 1996 to March 1997.  Director
                                       of 71316  Ontario,  Inc. since April 1987
                                       and of F. E.  Holmes  Organization,  Inc.
                                       since July  1978.  Director  of  Marleau,
                                       Lemire Inc.  from January 1995 to January
                                       1996. Director of United Services Canada,
                                       Inc.   since   February  1995  and  Chief
                                       Executive Officer from February to August
                                       1995.

Susan B. McGee        Executive Vice   Executive   Vice   President,   Corporate
                      President,       Secretary  and  General  Counsel  of  the
                      Secretary,       Adviser.  Since  September 1992 Ms. McGee
                      General          has  served  and  continues  to  serve in
                      Counsel          various  positions with the Adviser,  its
                                       subsidiaries,    and    the    investment
                                       companies it sponsors.  Before  September
                                       1992  Ms.  McGee  was a  student  at  St.
                                       Mary's Law School.

David J. Clark        Treasurer        Chief Financial Officer,  Chief Operating
                                       Officer  of the  Adviser.  Since May 1997
                                       Mr.  Clark has  served and  continues  to
                                       serve  in  various   positions  with  the
                                       Adviser and the  investment  companies it
                                       sponsors.  Foreign  Service  Officer with
                                       U.S. Agency for International Development
                                       in the U.S.  Embassy,  Bonn, West Germany
                                       from   May  1992  to  May   1997.   Audit
                                       Supervisor for University of Texas Health
                                       Science  Center  from April 1991 to April
                                       1992.  Auditor-in-Charge for Texaco, Inc.
                                       from August 1987 to June 1990.

------------------------------------
(1) This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 21, 1998, the officers and trustees of the Fund, as a group, owned less then 1% of the outstanding shares of the Fund. The Fund is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the fund at January 21, 1998:

          NAME & ADDRESS OF OWNER       % OWNED    TYPE OF OWNERSHIP
          -------------------------     -------    -----------------
          Charles Schwab & Co., Inc.    11.54%         Record(1)
          San Francisco, CA 94104


Statement of Additional Information - Regent Eastern European Fund

          NAME & ADDRESS OF OWNER       % OWNED    TYPE OF OWNERSHIP
          -------------------------     -------    -----------------
          Donaldson, Lufkin & Jenrette  5.11%          Record (1)
          Jersey City, New Jersey

          (1) Donaldson, Lufkin & Jenrette and Stenand Fordham and Charles Schwab & Co, Inc., broker-dealers, have advised that no individual client owns more than 5% of the Fund.

                          INVESTMENT ADVISORY SERVICES

The investment adviser to the Fund is U. S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994. Frank
E. Holmes, Chief Executive Officer and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the Fund's Prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Adviser pays the Sub-Adviser a sub-advisory fee equal to one-half of the management fee. The Fund will not be responsible for the Sub-Adviser's fee.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

The Sub-Adviser's compensation is set forth in the Prospectus and is paid by the Adviser.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act limits banks in engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and was approved by shareholders of the Fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund [as defined in the Investment Company Act of 1940 ("Act")] or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast


Statement of Additional Information - Regent Eastern European Fund in person at a meeting called for the purpose of voting on such approval. Thea advisory agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

Both the Adviser and Sub-Adviser provide investment advice to a variety of clients . Both the Adviser and the Sub-Adviser also provide investment advice to other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's or Sub-Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser and Sub-Adviser employ professional staffs of portfolio managers who draw upon a variety of resources for research information for the clients.

In addition to advising client accounts, the Adviser and Sub-Adviser invest in securities for their own accounts. The Adviser and Sub-Adviser have adopted policies and procedures intended to minimize or avoid potential conflicts with their clients when trading for their own accounts. The investment objectives and strategies of the Adviser and Sub-Adviser are different from those of their clients, emphasizing venture capital investing, private placement arbitrage and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.

The Fund pays the Adviser a management fee based on varying percentages of average net assets. For the period from March 31, 1997, commencement of operations, through October 31, 1997, the Fund paid $0 in management fees .

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the Funds and the Trust under the advisory agreement, the Adviser, through its subsidiary USSI, provides transfer agent and dividend disbursement agent services pursuant to the transfer agency agreement as described in the Fund's Prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. In addition, lockbox and statement printing services are provided by USSI. For the year ended October 31, 1997, the fund paid USSI a total of $0 for transfer agency, lockbox, and printing fees. The Board of Trustees recently approved the transfer agency and related agreements through March 8, 1998.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility. Daily net asset value is calculated as described in the fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. For the year ended October 31, 1997, the fund paid USSI a total of $0 for portfolio accounting services.

A & B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee of the Trust and A & B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described under DISTRIBUTION EXPENSE PLAN in the Prospectus, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in


Statement of Additional Information - Regent Eastern European Fund understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets on an annual basis. For the period from March 31, 1997, commencement of operations, through October 31, 1997, the Fund paid a total of $6,003 in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses that the Fund incurs pursuant to the distribution plan are reviewed quarterly by the Board of Trustees. The distribution plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution plan ("Qualified Trustees"). In their review of the Distribution plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act there is a reasonable likelihood that the Distribution plan will benefit the Fund and its shareholders. The Distribution plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the Distribution plan.

The Fund expects that the Distribution plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services and the Fund expects to benefit from economies of scale as it attracts more shareholders.


Beginning September 3, 1998, U.S. Global Brokerage, Inc., a subsidiary of the adviser, has agreed to market the fund and distribute shares through selling brokers, financial planners and other financial representatives.


                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

(1) the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

(2)  securities of the same issuer must already exist in the Fund's portfolio;

(3) the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the AMEX, the NYSE, or NASDAQ;

(4) any securities so acquired by any fund shall not comprise over 5% of the Fund's net assets at the time of such exchange;

(5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

(6)  the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.


Statement of Additional Information - Regent Eastern European Fund

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled HOW SHARES ARE VALUED in the Prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer costs or taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, that makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the Fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Any shareholder of the Fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his Fund investment into cash. All redemptions in kind will be made in marketable securities of the Fund.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                     n
                               P(1+T)  = ERV

         Where:      P     =   a hypothetical initial payment of $1,000
                     T     =   average annual total return
                     N     =   number of years
                     ERV   =   ending    redeemable    value    of    a
                               hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (1) all charges are deducted from the initial $1,000 payment, (2) all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and (3) all recurring fees charged to all shareholder accounts are included.

The average annual total return for the fund for the period from March 31, 1997 (commencement of operations), through October 31, 1997, was 11.90%. This number has not been annualized.

NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of


Statement of Additional Information - Regent Eastern European Fund commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under TOTAL RETURN except that no annualization is made.

                                   TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things:
(1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (2) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income for the calendar year; (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year; and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if a fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just before a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the Fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.


                                   DISTRIBUTOR

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, is the exclusive agent for distribution of shares of the funds. The distributor is obligated to sell the shares of the funds on a best-efforts basis only against purchase orders for the shares. Shares of the funds are offered on a continuous basis.


                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold


Statement of Additional Information - Regent Eastern European Fund securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 700 North St. Mary's, San Antonio, Texas 78205, is the independent accountant for the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the year ended October 31, 1997, are hereby incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS of that date that accompanies this Statement of Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.


Statement of Additional Information - Regent Eastern European Fund
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